Subsequent Events	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Subsequent Events
37.	SUBSEQUENT EVENTS
Corporate restructuring
In January 2025, the subsidiary ELEB Equipamentos Ltda. merged into Embraer. Also in January 2025, the subsidiary Airholding S.A. merged into the subsidiary Embraer Portugal S.A.
Repurchase offer
In February 2025, the Company repurchased and settled the following outstanding notes in the total amount of US$ 411.0:

•	US$ 253.0: this amount includes a partial rep urchase of notes bearing interest of 5.40% p.a. with maturity in 2027. It comprises US$ 250.0 in principal and US$ 3.0 in premium expenses.

•
US$ 158.0: this includes a partial rep
urchase
 of notes bearing interest
of
 6.95% p.a.
with
 maturity in 2028. This amount comprises US$ 150.0 in principal, US$ 1.0 in interest, and US$ 7.0 in premium expenses.

Subsequently, the Company announced the full redemption of the outstanding notes remunerated at

5.40
% p.a. with maturity in 2027. In March 2025, these notes were redeemed in the total amount of US$

279.1

consisting of US$ 272.4 in principal, US$ 2.1 in interest, and US$ 4.6 in premium expenses.
Debt issuance
In February 2025, the Company, through its subsidiary Embraer Netherlands Finance B.V., raised funds by issuing guaranteed bonds totaling US$ 650.0, which will mature in 203
5
 and
have a
coupon of 5.98% p.a. The bonds are fully and unconditionally guaranteed by
Embraer.
New civil action
In March 2025, a shareholder derivative action captioned *Taylor v. Embraer Aircraft Holding, Inc., et al.
* was filed in the Court of Chancery of the State of Delaware, against Embraer Aircraft Holding, Inc. (“EAH”) and Eve Holding’s directors and executive officers, asserting breach of fiduciary duty claims related to the private placement of common stock and warrants that were issued to EAH in September 2024. The defendants intend to defend against the plaintiff’s claims in this action.
As of the issuance date of these consolidated financial statements, Management has assessed that it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation.
Repurchasing Embraer’ own shares
In March 2025, Embraer
repurchased
its own equity instruments. The number of shares acquired was 1,066,667 ordinary shares in the total amount of R$ 82.2 million (equivalent to US$ 14.5), including the qualifying costs attributable to this equity transaction.
Early settlement of financing
In March 2025, the
company fully settled its
contract with BNDES
, which had an
interest
rate
of 5.49%
per annum and was set to mature
in 2027. No additional costs due to the prepayment were incurred.